Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

25.	FAIR VALUE MEASUREMENTS

The Company’s principal financial instruments, other than derivatives, comprise the fixed rate senior notes, the 5-year term loan, a revolving credit facility, fiduciary assets and liabilities, and cash deposits.

The following table presents, for each of the fair-value hierarchy levels, the Company’s assets and liabilities that are measured at fair value on a recurring basis:

	December 31, 2010
	Quoted
	prices in
	active
	markets	Significant	Significant
	for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	Level 1	Level 2	Level 3	Total
	(millions)

Assets at fair value:
Cash and cash equivalents	$316	$—	$—	$316
Fiduciary funds — restricted (included within Fiduciary assets)	1,764	—	—	1,764
Derivative financial instruments(i)	—	47	—	47

Total assets	$2,080	$47	$—	$2,127

Liabilities at fair value:
Derivative financial instruments	$—	$12	$—	$12
Changes in fair value of hedged debt(ii)	—	12	—	12

Total liabilities	$—	$24	$—	$24

(i)	Excludes accrued interest of $6 million, $3 million is recorded in prepayments and accrued income, and $3 million is recorded in accrued interest payable.

(ii)	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.

	December 31, 2009
	Level 1	Level 2	Level 3	Total
	(millions)

Assets at fair value:
Cash and cash equivalents	$221	$—	$—	$221
Fiduciary funds — restricted (included within Fiduciary assets)	1,683	—	—	1,683
Derivative financial instruments(i)	—	35	—	35

Total assets	$1,904	$35	$—	$1,939

Liabilities at fair value:
Derivative financial instruments	$—	$23	$—	$23

Total liabilities	$—	$23	$—	$23

(i)	Excludes accrued interest of $4 million, which is recorded in prepayments and accrued income in other assets.

The estimated fair value of the Company’s financial instruments held or issued to finance the Company’s operations is summarized below. Certain estimates and judgments were required to develop the fair value amounts. The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition nor do they indicate the Company’s intent or ability to dispose of the financial instrument.

	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
	(millions)

Assets:
Cash and cash equivalents	$316	$316	$221	$221
Fiduciary funds — restricted (included within Fiduciary assets)	1,764	1,764	1,683	1,683
Derivative financial instruments(i)	47	47	35	35
Liabilities:
Short-term debt	$110	$110	$209	$211
Long-term debt	2,157	2,450	2,165	2,409
Derivative financial instruments	12	12	23	23

(i)	Excludes accrued interest of $6 million (2009: $4 million); $3 million (2009: $4 million) is recorded in prepayments and accrued income, and $3 million (2009: $nil) is recorded in accrued interest payable.

The following methods and assumptions were used by the Company in estimating its fair value disclosure for financial instruments:

Cash and Cash Equivalents — The estimated fair value of these financial instruments approximates their carrying values due to their short maturities.

Fiduciary Funds — Restricted — Fair values are based on quoted market values

Long-Term Debt excluding the fair value hedge — Fair values are based on quoted market values.

Derivative Financial Instruments — Market values have been used to determine the fair value of interest rate swaps and forward foreign exchange contracts based on estimated amounts the Company would receive or have to pay to terminate the agreements, taking into account the current interest rate environment or current foreign currency forward rates.